American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
November 30, 2023

Quality Convertible Securities ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CONVERTIBLE BONDS — 87.7%
Aerospace and Defense — 1.0%
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	198,000	231,561
Automobile Components — 1.2%
Patrick Industries, Inc., 1.75%, 12/1/28	283,000	281,585
Automobiles — 2.7%
Ford Motor Co., 0.00%, 3/15/26(2)	503,000	471,562
Winnebago Industries, Inc., 1.50%, 4/1/25	151,000	176,293
		647,855
Beverages — 0.4%
MGP Ingredients, Inc., 1.875%, 11/15/41(3)	90,000	97,342
Biotechnology — 1.1%
Exact Sciences Corp., 0.375%, 3/1/28	155,000	133,688
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	93,000	143,266
		276,954
Commercial Services and Supplies — 0.8%
Tetra Tech, Inc., 2.25%, 8/15/28(1)	183,000	186,550
Construction and Engineering — 0.6%
Granite Construction, Inc., 3.75%, 5/15/28(1)	119,000	140,658
Diversified Consumer Services — 0.8%
Stride, Inc., 1.125%, 9/1/27	151,000	193,582
Diversified REITs — 0.7%
Corporate Office Properties LP, 5.25%, 9/15/28(1)	177,000	179,832
Electric Utilities — 3.8%
Alliant Energy Corp., 3.875%, 3/15/26(1)	191,000	189,281
NRG Energy, Inc., 2.75%, 6/1/48	172,000	210,442
PPL Capital Funding, Inc., 2.875%, 3/15/28(1)	127,000	120,777
Southern Co., 3.875%, 12/15/25(1)	384,000	385,344
		905,844
Electrical Equipment — 0.5%
Array Technologies, Inc., 1.00%, 12/1/28	145,000	134,198
Electronic Equipment, Instruments and Components — 2.3%
Insight Enterprises, Inc., 0.75%, 2/15/25	110,000	243,870
Itron, Inc., 0.00%, 3/15/26(2)	147,000	129,919
Vishay Intertechnology, Inc., 2.25%, 6/15/25	192,000	185,376
		559,165
Entertainment — 3.5%
Cinemark Holdings, Inc., 4.50%, 8/15/25	132,000	162,941
Liberty Media Corp-Liberty Formula One, 2.25%, 8/15/27	160,000	162,815
Live Nation Entertainment, Inc., 2.00%, 2/15/25	128,000	131,047
Live Nation Entertainment, Inc., 3.125%, 1/15/29(1)(3)	307,000	327,139
Pandora Media LLC, 1.75%, 12/1/23	55,000	57,200
		841,142
Financial Services — 2.3%
Block, Inc., 0.25%, 11/1/27	250,000	198,125
Euronet Worldwide, Inc., 0.75%, 3/15/49	194,000	181,147
Shift4 Payments, Inc., 0.50%, 8/1/27	191,000	169,398
		548,670
Food Products — 1.5%
Post Holdings, Inc., 2.50%, 8/15/27	375,000	373,688
Ground Transportation — 1.3%
Uber Technologies, Inc., 0.00%, 12/15/25(2)	315,000	308,473

Health Care Equipment and Supplies — 9.6%
CONMED Corp., 2.25%, 6/15/27	254,000	250,063
Dexcom, Inc., 0.25%, 11/15/25	475,000	484,025
Enovis Corp., 3.875%, 10/15/28(1)(3)	140,000	155,400
Envista Holdings Corp., 1.75%, 8/15/28(1)	163,000	143,929
Haemonetics Corp., 0.00%, 3/1/26(2)	162,000	141,151
Integer Holdings Corp., 2.125%, 2/15/28(1)(3)	120,000	140,040
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	187,000	171,666
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	184,000	219,659
LivaNova USA, Inc., 3.00%, 12/15/25	169,000	172,904
NuVasive, Inc., 0.375%, 3/15/25	147,000	135,240
Omnicell, Inc., 0.25%, 9/15/25	45,000	40,528
Shockwave Medical, Inc., 1.00%, 8/15/28(1)	268,000	248,570
		2,303,175
Health Care REITs — 1.0%
Welltower OP LLC, 2.75%, 5/15/28(1)	224,000	244,854
Hotel & Resort REITs — 0.5%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	158,000	130,192
Hotels, Restaurants and Leisure — 7.2%
Airbnb, Inc., 0.00%, 3/15/26(2)	432,000	383,165
Booking Holdings, Inc., 0.75%, 5/1/25	285,000	480,952
Carnival Corp., 5.75%, 12/1/27(1)	67,000	94,704
Expedia Group, Inc., 0.00%, 2/15/26(2)	206,000	188,902
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	185,000	415,140
Vail Resorts, Inc., 0.00%, 1/1/26(2)	188,000	168,025
		1,730,888
Interactive Media and Services — 1.4%
TripAdvisor, Inc., 0.25%, 4/1/26	212,000	184,313
Ziff Davis, Inc., 1.75%, 11/1/26	175,000	163,734
		348,047
IT Services — 4.8%
Akamai Technologies, Inc., 0.125%, 5/1/25	68,000	85,299
Akamai Technologies, Inc., 0.375%, 9/1/27	410,000	451,000
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	126,000	133,749
MongoDB, Inc., 0.25%, 1/15/26	46,000	92,748
Okta, Inc., 0.375%, 6/15/26	252,000	217,980
Perficient, Inc., 0.125%, 11/15/26	215,000	176,042
		1,156,818
Machinery — 1.7%
Greenbrier Cos., Inc., 2.875%, 4/15/28	145,000	131,370
John Bean Technologies Corp., 0.25%, 5/15/26	202,000	183,517
Middleby Corp., 1.00%, 9/1/25	77,000	85,355
		400,242
Media — 1.9%
Cable One, Inc., 1.125%, 3/15/28	130,000	96,447
Liberty Broadband Corp., 3.125%, 3/31/53(1)	373,000	374,641
		471,088
Metals and Mining — 2.1%
ATI, Inc., 3.50%, 6/15/25	80,000	229,560
MP Materials Corp., 0.25%, 4/1/26(1)(3)	102,000	84,660
U.S. Steel Corp., 5.00%, 11/1/26	74,000	200,170
		514,390
Multi-Utilities — 1.4%
CenterPoint Energy, Inc., 4.25%, 8/15/26(1)	332,000	330,939

Oil, Gas and Consumable Fuels — 2.7%
EQT Corp., 1.75%, 5/1/26	130,000	356,908
Pioneer Natural Resources Co., 0.25%, 5/15/25	117,000	289,282
		646,190
Pharmaceuticals — 1.7%
Jazz Investments I Ltd., 2.00%, 6/15/26	358,000	354,420
Revance Therapeutics, Inc., 1.75%, 2/15/27	70,000	50,397
		404,817
Professional Services — 1.3%
CSG Systems International, Inc., 3.875%, 9/15/28(1)	134,000	129,484
Parsons Corp., 0.25%, 8/15/25	135,000	192,038
		321,522
Real Estate Management and Development — 1.6%
Zillow Group, Inc., 2.75%, 5/15/25	390,000	387,075
Semiconductors and Semiconductor Equipment — 2.1%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	240,000	277,920
Microchip Technology, Inc., 0.125%, 11/15/24(3)	215,000	229,781
		507,701
Software — 17.3%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(2)	101,000	88,072
Bentley Systems, Inc., 0.125%, 1/15/26	308,000	305,320
CyberArk Software Ltd., 0.00%, 11/15/24(2)	110,000	144,334
Datadog, Inc., 0.125%, 6/15/25	207,000	282,141
Dropbox, Inc., 0.00%, 3/1/26(2)	226,000	217,299
Dropbox, Inc., 0.00%, 3/1/28(2)	131,000	126,742
Five9, Inc., 0.50%, 6/1/25	228,000	218,424
Guidewire Software, Inc., 1.25%, 3/15/25(3)	73,000	77,928
HubSpot, Inc., 0.375%, 6/1/25	131,000	234,293
InterDigital, Inc., 3.50%, 6/1/27	74,000	101,706
Nutanix, Inc., 0.25%, 10/1/27	182,000	179,543
Palo Alto Networks, Inc., 0.375%, 6/1/25	298,000	885,656
Pegasystems, Inc., 0.75%, 3/1/25	99,000	92,021
Progress Software Corp., 1.00%, 4/15/26	175,000	183,837
Rapid7, Inc., 0.25%, 3/15/27	138,000	122,130
Rapid7, Inc., 1.25%, 3/15/29(1)	117,000	124,020
Tyler Technologies, Inc., 0.25%, 3/15/26	331,000	334,144
Varonis Systems, Inc., 1.25%, 8/15/25	183,000	262,147
Workiva, Inc., 1.125%, 8/15/26	89,000	117,970
Zscaler, Inc., 0.125%, 7/1/25	51,000	71,222
		4,168,949
Specialty Retail — 1.1%
Match Group Financeco 2, Inc., 0.875%, 6/15/26(1)	185,000	162,800
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)(3)	115,000	94,806
		257,606
Technology Hardware, Storage and Peripherals — 2.8%
Seagate HDD Cayman, 3.50%, 6/1/28(1)	378,000	430,164
Western Digital Corp., 1.50%, 2/1/24	240,000	239,040
		669,204
Water Utilities — 1.0%
American Water Capital Corp., 3.625%, 6/15/26(1)	240,000	240,240
TOTAL CONVERTIBLE BONDS (Cost $20,883,695)		21,141,036
CONVERTIBLE PREFERRED STOCKS — 10.6%
Banks — 5.3%
Bank of America Corp., 7.25%	512	576,256
Wells Fargo & Co., 7.50%	625	701,328
		1,277,584

Electric Utilities — 1.6%
NextEra Energy, Inc., 6.93%, 9/1/25(3)	10,565	390,430
Financial Services — 1.7%
Apollo Global Management, Inc., 6.75%(3)	7,559	419,449
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 6.875%, 2/15/24(3)	569	38,652
Machinery — 0.6%
Chart Industries, Inc., Series B, 6.75%, 12/15/25	2,459	133,524
Multi-Utilities — 1.2%
NiSource, Inc., 7.75%, 3/1/24	2,822	291,230
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,677,642)		2,550,869
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	243,483	243,483
State Street Navigator Securities Lending Government Money Market Portfolio(4)	715,562	715,562
TOTAL SHORT-TERM INVESTMENTS (Cost $959,045)		959,045
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $24,520,382)		24,650,950
OTHER ASSETS AND LIABILITIES — (2.3)%		(562,358)
TOTAL NET ASSETS — 100.0%		$24,088,592

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,113,801, which represented 21.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $735,151. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $752,025, which includes securities collateral of $36,463.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$21,141,036	—
Convertible Preferred Stocks	$552,973	1,997,896	—
Short-Term Investments	959,045	—	—
	$1,512,018	$23,138,932	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.